Notes Payable - Related Party	6 Months Ended
Jun. 30, 2015
Notes Payable - Related Party and Convertible Bond Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

NOTE 4 — NOTES PAYABLE – RELATED PARTY

Notes payable to related parties consists of the following as of June 30, 2015, December 31, 2014 and December 31, 2013:

	June 30,	December 31,
	2015	2014	2013

Non-Interest Bearing Loan Payable Sunrise Financial Group Inc.	$38,235	$38,235	$-
Note Payable ML Group	17,500	18,963	21,557
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC	44,879	42,753	-
5% Note Payable - Sune Olsen Holding ApS	-	-	521,390
5% Note Payable - Sune Olsen	-	-	185,054
Total Notes Payable – Related Party	100,614	99,951	728,001
Less Current Maturities	(100,614)	(99,951)	(728,001)
Note Payables – Related Party Long Term	$-	$-	$-

The following represents the future maturities of long-term debt as of June 30, 2015:

Year ending June 30,
2016	$100,614
2017	-
2018	-
2019	-
2020	-
Thereafter	-
$100,614

On February 15, 2014 and March 18, 2014, DanDrit Denmark received DKK 2,500,000 ($461,084) and DKK 2,300,000 ($424,198) loans (the “2014 Loans”), respectively, from Paseco ApS, an entity owned by a shareholder of the Company (“Paseco”).  The 2014 Loans were payable 14 days after the completion of the contemplated public offering in DanDrit USA or February 1, 2015, and accrued interest at 5% per annum. On April 29, 2014, DanDrit Denmark and Paseco entered into an amendment whereby the terms of the 2014 Loans were payable on February 1, 2015 and could be extended at the Company’s option for an additional year with an increase in the interest rate to 7.00%.  As of October 17, 2014, the outstanding balance on the 2014 Loans including accrued interest was $836,830 based on the currency exchange rate of October 17, 2014. On October 17, 2014, the Company repaid the loan and interest in its entirety.

DanDrit Denmark has received an unsecured loan facility from Sune Olsen Holding ApS (“Sune Olsen Holding”), a shareholder of the Company, with a goal of ensuring financing until new equity has been raised. Under the loan facility DanDrit Denmark has received the following amounts: on November 11, 2013 DKK 1,500,000 ($276,651), on November 20, 2013 DKK 405,000 ($74,696), and on December 2, 2013 DKK 900,000 ($165,990). The loans were due May 1, 2014 and accrued interest at 5% per year.  During March 2014, the Company extended maturity date of the loans with Sune Olsen Holdings from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit USA or February 1, 2015. On November 26, 2014, the Company repaid the loan facility and interest thereon.

DanDrit Denmark has received an unsecured loan from Sune Olsen, managing member of Sune Olsen Holding, with a goal of ensuring financing until new equity has been raised. The loan in the amount of DKK 1,000,000 ($184,434) was issued on December 20, 2013. The loan was due May 1, 2014 and accrued interest of 5% per year. During March 2014, the Company extended the maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit USA or February 1, 2015. On November 26, 2014 the Company repaid the unsecured loan and interest thereon.

During March 2014, the Company received a 2,000,000 DKK ($368,868) letter of support from Paseco to finance operations until February 1, 2015 to be issued with terms substantially similar to those contained in the 2014 Loans. The Company has an option to extend the loan for one year by giving notice to Paseco by December 31, 2014 whereby the interest rate would increase to 7.00% per annum. The Company did not exercise the option.

During 2012, DKTI A/S, a shareholder of the Company, which was controlled by officers and directors of the Company, agreed to loan the Company up to DKK 5,000,000 (approximately $880,000) accruing interest at 6%.  The loan is secured by all the Company’s intellectual property rights, including its patents and its patent applications credit facility.  During the year ended December 31, 2012 the Company borrowed DKK 4,431,862 ($783,139) plus DKK 71,563 ($12,646) in interest.  During the year ended December 31, 2013, the Company borrowed an additional DKK 310,000 (approximately $55,000) on the loan and accrued interest of DKK 230,377 (approximately $42,000). The notes with related accrued interest were converted into 96,288 common shares of DanDrit Denmark on December 16, 2013 which were exchanged for 144,321 shares of common stock of the Parent upon the closing of the Share Exchange.

During the years ended December 31, 2013, 2012 and 2011 Sune Olsen Holding loaned DanDrit Denmark DKK 1,267,724 ($232,841), DKK 338,719 ($59,854) and DKK 143,750 ($25,019), respectively.  The Company added the accrued interest at 6% and the Company recorded interest expense of DKK 86,047 ($15,804), DKK 20,469 ($3,617) and DKK 2,689 ($468) during the years end December 31, 2013, 2012 and 2011, respectively.  The loans are payable upon three months written notice of Sune Olsen Holding.  On December 16, 2013, the notes with related accrued interest were converted into 35,106 shares of DanDrit Denmark which were exchanged for 52,618 shares of common stock of the Company upon the closing of the Share Exchange.

On April 14, 2013, Sune Olsen Holding, a shareholder of the Company, assumed DKK 4,375,932 (approximately $773,000) in liabilities owed by DanDrit Denmark for past due rent from a vendor in exchange for a note payable. ) were converted into 86,204 shares of DanDrit Denmark, which were exchanged for 129,207 shares of common stock of the Parent upon the closing of the Share Exchange.

On June 20, 2013, Sune Olsen Holding paid DKK 1,500,000, ($265,000) in accrued legal fees owed by the Company in exchange for a DKK1, 500,000 ($265,000) 5% note payable to Sune Olsen Holding. On December 16, 2013, the note with related accrued interest of DKK 20,959 ($3,804) was converted into 29,036 shares of DanDrit Denmark common stock. Such shares of common stock were exchanged for 43,520shares of common stock of the Parent upon the closing of the Share Exchange.

On July 26, 2013 and August 15, 2013, Sune Olsen Holding loaned the Company an additional DKK 1,000,000 ($177,239) and DKK 750,000 ($133,343), respectively.  The notes accrue interest at 5% and are payable upon three months written notice of Sune Olsen Holding. The notes with related accrued interest of DKK 15,575 ($2,827) were converted into 33,705 shares of DanDrit Denmark common stock on December 16, 2013. Such shares of common stock were exchanged for 50,518 shares of common stock of the Company upon the closing of the Share Exchange.

As of June 30, 2015, the outstanding balance of $38,235 for professional fees paid by a shareholder and amounts advanced to the Parent are reported as notes payable - related party. The $38,235 notes payable were acquired in the reverse acquisition. The amounts are unsecured, non-interest bearing and have no stipulated repayment terms.

A 6% promissory note payable to NLBDIT 2010 Enterprises, LLC, an entity controlled by a shareholder of the Company, was acquired by the Company in the reverse acquisition, payable on February 12, 2014 upon the completion date of the Share Exchange.  As of June 30, 2015, the outstanding balance on the note, including accrued interest, was $44,879. During the six months ended June 30, 2015 and 2014 and twelve months ended December 31, 2014 the Company recorded related party interest on the Note of $2,126, $1,521 (unaudited), and $619, respectively.